NOTE 1 - DESCRIPTION OF BUSINESS AND SUMMARY OF ACCTING POLICIES (Details Narrative) (USD $)	9 Months Ended
	Sep. 30, 2013	Apr. 01, 2013	Dec. 31, 2012	Dec. 31, 2011
Short term notes outstanding		$ 773,279	$ 773,279	$ 773,279
Options shares	8,462,500
Unaudited
Short term notes outstanding	$ 773,279
Warrants	5,273,214